SOUTHWEST DISTRICT MEETING

FEATURES OF THE HIT : ▪ $ 6 . 2 billion investment grade portfolio ▪ Fixed income, focused on multifamily mortgage - backed s ecurities ▪ Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and primarily regulated by the U . S . Securities and Exchange Commission OBJECTIVE : ▪ Generate competitive risk - adjusted fixed - income returns while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY : ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Bloomberg Barclays U . S . Aggregate Bond Index . ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk . AFL - CIO Housing Investment Trust

Features of the HIT: 30+ Years of Impact Investing* ▪ HIT Invested $10.8 billion nationally since inception in 1984 ▪ Financed 497 projects in 29 states ; $18.3 billion total development investment ▪ $27.7 billion in total economic activity ▪ All construction utilizes 100% union labor Output Results (1984 - 2017) Total Number of Projects 497 Union Job Creation 163.8 Million Hours Total Housing Units 108,356 (67% affordable) Construction Job Wages $5.4 Billion (2016$) Total Jobs Created 173,900 Total Income Generated $10.8 Billion (2016$) Total Economic Impact $27.7 Billion (2016$) * Includes projects financed with $109.5 million New Markets Tax Credits by Building America CDE Source : Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2016 dollars. AFL - CIO Housing Investment Trust

History of the HIT ▪ Opened doors in 1984 (successor the Mortgage Investment Trust, began in 1965). ▪ Created by concept of George Meany , based on his discussions with Dr. King. ▪ 100% union labor requirement for all of its multifamily housing investments. Albert Shanker , president of the United Federation of Teachers from 1964 to 1985 and president of the American Federation of Teachers (AFT) from 1974 to 1997, pictured with George Meany. Photo Credit : Walter P. Reuther Library - Wayne State University AFL - CIO Housing Investment Trust

Cycle of Sustainable Investment Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investment Cycle 2 3 4 5 1 AFL - CIO Housing Investment Trust

Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments Lifestyle Apartments Albuquerque, NM AFL - CIO Housing Investment Trust Corona De Valle El Paso, TX Umoja Los Angeles 333 Harrison San Francisco The HIT offers investors: ▪ Competitive Returns ▪ Low Credit Risk Investment ▪ Diversification ▪ Collateral Benefits ▪ Union Construction Jobs ▪ Affordable Housing ▪ Economic Impact

1994 - 1999 Community Investment Demonstration Program 1995 - 2003 New Jersey Waterfront Program 2002 - Present New York City Community Investment Initiative 2009 - 2016 Construction Jobs Initiative 2016 - Present MidWest@Work Investment Strategy AFL - CIO Housing Investment Trust

Investments in the Western Region Since Inception (1984 - 2017)* *Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2016 dollars. Southwest Region TOTAL West Region Total United States # of Projects 4 39 497 HIT Investment ($) $20.5 million $543.5 million $10.8 billion Total Dev. Cost ($) $38.6 million $962.1 million $18.3 billion Union Construction Hours 344,200 12.3 million 163.8 million Housing Units 394 5,395 108,356 Total Economic Impact $61.5 million $2.0 billion $27.7 billion AFL - CIO Housing Investment Trust

HIT’s Investments The Civic San Francisco, CA New Construction The Civic HIT Commitment $58,084,400 Total Development Cost $82,847,679 Total Housing Units 162 Estimated Union Job Hours 906,900 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2016 dollars. AFL - CIO Housing Investment Trust

Casa del Pueblo San Jose, CA Substantial Rehabilitation Casa del Pueblo HIT Commitment $24,982,000 Total Development Cost $62,613,111 Total Units/Affordable 165/165 Estimated Union Job Hours 513,280 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2016 dollars. HIT’s Investments AFL - CIO Housing Investment Trust • The Casa del Pueblo project was the substantial rehabilitation of a 165 - unit building that provides affordable housing for people 62 and older. • The building is connected to the United Food and Commercial Workers International Union Local 5 long - time headquarters.

HIT’s Investments Potrero Launch San Francisco, CA New Construction Potrero Launch HIT Commitment $2,585,000 Total Development Cost $80,400,000 Total Units 196 Estimated Union Job Hours 1,156,800 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2016 dollars. AFL - CIO Housing Investment Trust

AFL - CIO Housing Investment Trust – 2017 Achievements ▪ HIT named to the “2017 Best Places to Work” in Money Management program by Pensions & Investments ▪ HIT became a signatory member of the UNPRI ▪ Recognition for its domestic impact investing strategy ▪ Pacific Community Ventures ▪ International Foundation of Employee Benefits Professionals AFL - CIO Housing Investment Trust